Organization	6 Months Ended	12 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Organization

1. Organization

Intra-Cellular Therapies, Inc. (ITI or the Company) was incorporated in the state of Delaware on May 22, 2001 and commenced operations in June 2002. The Company was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders. The Company’s technology is built on a unique and proprietary understanding of the intracellular effects of neurotransmitters. This know-how has allowed ITI to develop new drugs based on novel drug targets and to create unique molecular signatures for known neurotransmitters and drugs. This technology has also allowed ITI to screen potential lead compounds in more specific ways than are currently available. The Company’s technology addresses diseases of the central nervous system, including schizophrenia, cognition, Parkinson’s disease, anxiety, depression, Alzheimer’s disease, sleep disorders, and those related to women’s health.

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds are strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

1. Organization

Intra-Cellular Therapies, Inc. (ITI or the Company) was incorporated in the state of Delaware on May 22, 2001 and commenced operations in June 2002. The Company was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders. The Company’s technology is built on a unique and proprietary understanding of the intracellular effects of neurotransmitters. This know-how has allowed ITI to develop new drugs based on novel drug targets and to create unique molecular signatures for known neurotransmitters and drugs. This technology has also allowed ITI to screen potential lead compounds in more specific ways than are currently available. The Company’s technology addresses diseases of the central nervous system, including schizophrenia, cognition, Parkinson’s disease, anxiety, depression, Alzheimer’s disease, sleep, and those related to women’s health.

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). For the year ended December 31, 2011, the Company earned grant revenue under grants awarded by U.S. government agencies and foundations. In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds are strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

Note 1 - Organization and Business

Business Activity

Oneida Resources Corp., a Development Stage Company, (“the Company”) was incorporated in the state of Delaware on August 29, 2012 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.

Note 1 - Organization and Business

Business Activity

Oneida Resources Corp., a Development Stage Company, (“the Company”) was incorporated in the state of Delaware on August 29, 2012 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.